SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Warrants, Balance		15,958,126
Exercise Price, Balance		$ 1.81
Warrant [Member] | Yerbae Brands Corp [Member]
Number of Warrants, Balance	14,805,080
Exercise Price, Balance	$ 1.44
Total Warrants Outstanding Expired
Weighted Average Exercise Price Expired
Total Warrants Outstanding Expired	(1,451,098)
Weighted Average Exercise Price Expired	$ 1.23
Total Warrants Outstanding Expired	(2,399,675)
Weighted Average Exercise Price Expired	$ 1.50
Total Warrants Outstanding Expired	10,954,307	14,805,080
Weighted Average Exercise Price Expired	$ 1.48	$ 1.44